Other Balance Sheet Components - Schedule of Other Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Components [Abstract]
Professional services	$ 1,164	$ 420
Sales tax	195	122
Software	1,036	470
Satellite/launch/grounds station material	312	0
Other	2,116	801
Other accrued expenses	$ 4,823	$ 1,813